UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment                    [_]  Amendment Number: ______

This Amendment (Check only one.):          [_]  is a restatement.
                                           [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Addison Clark Management, L.L.C.
Address:    10 Wright Street, Suite 100
            Westport, Connecticut 06880

Form 13F File Number:     028-10375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:      Terence M. Hogan
Title:     Managing Member
Phone:     (203) 222-4000


Signature, Place, and Date of Signing:


/s/ Terence M. Hogan      Westport, Connecticut       August 14, 2012
--------------------     ----------------------    --------------------
     [Signature]            [City, State]                  [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

NONE

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    32

Form 13F Information Table Value Total:    $1,063,948
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number              Name

1.        028-10545                         Addison Clark Fund, L.P.

2.        028-10547                         Addison Clark Offshore Fund, Ltd.


                                                       FORM 13F INFORMATION TABLE
                                                    Addison Clark Management, LLC
                                                             June 30, 2012



COLUMN 1                       COLUMN  2        COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6        COLUMN 7    COLUMN 8

                               TITLE                       VALUE      SHRS OR    SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP      (X$1000)   PRN AMT    PRN CALL  DISCRETION      MGRS   SOLE   SHARED NONE
--------------                 ---------        ------     ---------  --------   --- ----  -----------     -----  -----  ------ ----
AMERISTAR CASINOS INC          COM             03070Q101   56,318     3,169,272  SH        SHARED-DEFINED  1,2   3,169,272
BABCOCK & WILCOX CO NEW        COM             05615F102   50,473     2,060,118  SH        SHARED-DEFINED  1,2   2,060,118
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH  112585104   28,750       868,581  SH        SHARED-DEFINED  1,2     868,581
CALPINE CORP                   COM NEW         131347304   59,458     3,601,342  SH        SHARED-DEFINED  1,2   3,601,342
CENOVUS ENERGY INC             COM             15135U109   28,536       897,369  SH        SHARED-DEFINED  1,2     897,369
CHARTER COMMUNICATIONS INC D   CL A NEW        16117M305   57,692       814,053  SH        SHARED-DEFINED  1,2     814,053
CHESAPEAKE ENERGY CORP         COM             165167107   51,830     2,786,560  SH        SHARED-DEFINED  1,2   2,786,560
EMERSON ELEC CO                COM             291011104   25,408       545,471  SH        SHARED-DEFINED  1,2     545,471
ENCANA CORP                    COM             292505104   25,794     1,238,287  SH        SHARED-DEFINED  1,2   1,238,287
FULL HOUSE RESORTS INC         COM             359678109    2,147       742,808  SH        SHARED-DEFINED  1,2     742,808
GENON ENERGY INC               COM             37244E107   29,354    17,166,324  SH        SHARED-DEFINED  1,2  17,166,324
GREENLIGHT CAPITAL RE LTD      CLASS A         G4095J109    4,922       193,624  SH        SHARED-DEFINED  1,2     193,624
HERCULES OFFSHORE INC          COM             427093109   25,577     7,225,108  SH        SHARED-DEFINED  1,2   7,225,108
HOST HOTELS & RESORTS INC      COM             44107P104   12,656       800,000      PUT   SHARED-DEFINED  1,2     800,000
INTEL CORP                     COM             458140100   36,975     1,387,439  SH        SHARED-DEFINED  1,2   1,387,439
ISLE OF CAPRI CASINOS INC      COM             464592104   23,085     3,741,527  SH        SHARED-DEFINED  1,2   3,741,527
LEGG MASON INC                 COM             524901105   11,379       431,500      CALL  SHARED-DEFINED  1,2     431,500
LINCARE HLDGS INC              COM             532791100   41,905     1,231,774  SH        SHARED-DEFINED  1,2   1,231,774
LINKEDIN CORP                  COM CL A        53578A108    6,376        60,000  SH        SHARED-DEFINED  1,2      60,000
MARKET VECTORS ETF TR          GOLD MINER ETF  57060U100   67,873     1,516,029  SH        SHARED-DEFINED  1,2   1,516,029
MARRIOTT INTL INC NEW          CL A            571903202    7,840       200,000      PUT   SHARED-DEFINED  1,2     200,000
MARRIOTT VACATIONS WRLDWDE C   COM             57164Y107   24,784       800,000      PUT   SHARED-DEFINED  1,2     800,000
MICROSOFT CORP                 COM             594918104   41,768     1,365,418  SH        SHARED-DEFINED  1,2   1,365,418
MICROSOFT CORP                 COM             594918104    6,118       200,000      CALL  SHARED-DEFINED  1,2     200,000
NRG ENERGY INC                 COM NEW         629377508   64,228     3,699,750  SH        SHARED-DEFINED  1,2   3,699,750
PENN NATL GAMING INC           COM             707569109   36,190       811,606  SH        SHARED-DEFINED  1,2     811,606
PFIZER INC                     COM             717081103   36,658     1,593,845  SH        SHARED-DEFINED  1,2   1,593,845
SAIC INC                       COM             78390X101   38,040     3,138,594  SH        SHARED-DEFINED  1,2   3,138,594
SPIRIT AIRLS INC               COM             848577102   33,414     1,717,063  SH        SHARED-DEFINED  1,2   1,717,063
STARWOOD HOTELS&RESORTS WRLD   COM             85590A401   10,608       200,000      PUT   SHARED-DEFINED  1,2     200,000
VODAFONE GROUP PLC NEW         SPONS ADR NEW   92857W209   46,821     1,661,488  SH        SHARED-DEFINED  1,2   1,661,488
WAL-MART STORES INC            COM             931142103   70,971     1,017,950  SH        SHARED-DEFINED  1,2   1,017,950
